Credit Facility and Mortgage Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 3

Credit Facility and Mortgage Debt

In August 2012, the Company entered into a new $40 million unsecured credit facility with a commercial bank that is utilized for working capital, hotel renovations, and other general corporate funding purposes, including the payment of redemptions and distributions. Interest payments are due monthly and the interest rate is equal to the LIBOR (London Interbank Offered Rate for a one-month term) plus 3.25%. Under the terms of the credit agreement, the Company may make voluntary prepayments in whole or in part, at any time. The Company is also required to pay a quarterly fee at an annual rate of 0.35% on the average unused balance of the credit facility. The Company’s prior $85 million unsecured credit facility, originated in October 2010, had an interest rate equal to one-month LIBOR plus 3.5%, subject to a minimum LIBOR interest rate floor of 1.5%, and was subject to a fee on the average unused balance of the facility an annualized rate of 0.50%. The credit facility matures in August 2014. At closing, the Company borrowed approximately $24.5 million under the credit facility to repay the outstanding balance and extinguish the prior $85 million credit facility and pay transaction costs. The balance outstanding under the credit facility on December 31, 2012 was $35.6 million, at an annual interest rate of approximately 3.46%. Loan origination costs totaled approximately $0.3 million and are being amortized as interest expense through the August 2014 maturity date. The credit facility contains the following quarterly financial covenants (capitalized terms are defined in the loan agreements):

●	Tangible Net Worth must exceed $325 million;

●	Total Debt to Asset Value must not exceed 50%;

●
Cumulative 12 month Distributions and Redemptions, net of proceeds from the Company’s Dividend Reinvestment Program, cannot exceed $84 million and quarterly Distributions cannot exceed $0.193 per share, unless such cumulative Net Distributions are less than total Funds From Operations for the period;

●	Loan balance must not exceed 45% of the Unencumbered Asset Value;

●	Ratio of Net Operating Income, for the Company’s unencumbered properties compared to an Implied Debt Service for the properties must exceed two; and

●	Ratio of net income before depreciation and interest expense to total Fixed Charges, on a cumulative 12 month basis, must exceed two.

 The Company was in compliance with each of these covenants at December 31, 2012.

In conjunction with the acquisition of several hotel properties, the Company assumed mortgage notes payable outstanding, secured by the applicable hotel property. In August 2012, the Company entered into four mortgage loan agreements with a commercial bank, secured by four hotel properties, for a total of $63.0 million. Scheduled payments of interest and principal are due monthly.  At closing, the Company used proceeds from each loan to reduce the outstanding balance on the Company’s prior credit facility and pay transaction costs. Combined total loan origination costs of approximately $0.3 million are being amortized as interest expense through the September 2022 maturity date for each loan. In addition, on February 28, 2011, the Company entered into a mortgage loan agreement, secured by the Company’s Houston, Texas Residence Inn property, for $10.5 million. Scheduled payments of interest and principal are due monthly. At closing, the Company used proceeds from the loan for general corporate purposes, including the reduction in the outstanding balance of the Company’s former revolving credit facility. The following table summarizes the hotel property securing each loan, the interest rate, maturity date, the principal amount assumed or originated, and the outstanding balance as of December 31, 2012 and 2011. All dollar amounts are in thousands.

Location	Brand	Interest Rate (1)	Acquisition or Loan Origination Date	Maturity Date	Principal Assumed or Originated	Outstanding balance as of December 31, 2012	Outstanding balance as of December 31, 2011
Omaha, NE	Courtyard	6.79%	11/4/2006	1/1/2014	$12,658	$10,922	$11,258
New Orleans, LA	Homewood Suites	5.85%	12/15/2006	10/1/2014	17,144	14,872	15,307
Tupelo, MS	Hampton Inn	5.90%	1/23/2007	3/1/2016	4,110	3,316	3,470
Miami, FL	Homewood Suites	6.50%	2/21/2007	7/1/2013	9,820	8,405	8,687
Highlands Ranch, CO	Residence Inn	5.94%	2/21/2007	6/1/2016	11,550	10,710	10,883
Tallahassee, FL	Fairfield Inn	6.80%	4/24/2007	1/11/2013	3,494	0	3,099
Lakeland, FL	Courtyard	6.80%	4/24/2007	1/11/2013	4,210	0	3,734
San Diego, CA	Residence Inn	6.55%	6/12/2007	4/1/2013	15,804	13,589	14,053
Provo, UT	Residence Inn	6.55%	6/12/2007	4/1/2013	5,553	4,775	4,938
Richmond, VA	Marriott	6.95%	1/25/2008	9/1/2014	25,298	22,376	23,054
Houston, TX	Residence Inn	5.71%	2/28/2011	3/1/2016	10,500	10,170	10,363
Hattiesburg, MS	Courtyard	5.00%	8/24/2012	9/1/2022	5,900	5,871	0
Rancho Bernardo, CA	Courtyard	5.00%	8/24/2012	9/1/2022	15,500	15,424	0
Kirkland, WA	Courtyard	5.00%	8/24/2012	9/1/2022	12,500	12,439	0
Seattle, WA	Residence Inn	4.96%	8/30/2012	9/1/2022	29,100	28,956	0
Total					$183,141	$161,825	$108,846

________
(1) These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.

In October 2012, the Company extinguished through payment of the outstanding principal two mortgage notes payable.  The mortgage loans for the Tallahassee, Florida Fairfield Inn and the Lakeland, Florida Courtyard, originally assumed at acquisition of the hotels, had principal balances at pay-off of approximately $3.0 million and $3.6 million, respectively.  Each mortgage loan had an interest rate of 6.80%, a stated maturity date in January 2013, and was extinguished without premium or discount to the balance outstanding.

The aggregate amounts of principal payable under the Company’s debt obligations, for the five years subsequent to December 31, 2012 and thereafter are as follows (in thousands):

2013	$30,153
2014	84,148
2015	2,036
2016	23,898
2017	1,559
Thereafter	55,631
197,425
Fair Value Adjustment of Assumed Debt	698
Total	$198,123

A fair value adjustment was recorded upon the assumption of above market rate mortgage loans in connection with several of the Company’s hotel acquisitions. These fair value adjustments will be amortized into interest expense over the remaining term of the related indebtedness using a method approximating the effective interest rate method. The effective interest rates on the applicable debt obligations assumed ranged from 5.40% to 6.24% at the date of assumption. The total adjustment resulted in a reduction to interest expense of $603,000, $597,000, and $597,000 in each of the years 2012, 2011 and 2010. The unamortized balance of the fair value adjustment was $0.7 million at December 31, 2012 and $1.3 million at December 31, 2011.

The Company incurred loan origination costs related to the assumption of the mortgage obligations on purchased hotels, upon the origination of its current corporate unsecured credit facility and on the former corporate line of credit facilities extinguished in 2012 and 2010, and upon the origination of four mortgage loans in 2012 and one mortgage loan in 2011. Such costs are amortized over the period to maturity of the applicable mortgage loan or credit facility, or to termination of the applicable credit agreement, as an addition to interest expense.  Amortization of such costs totaled $764,000 in 2012, $799,000 in 2011 and $351,000 in 2010, and is included in interest expense.

The mortgage loan assumed on the Richmond, Virginia Marriott hotel has a stated maturity date of September 1, 2014.  As a condition of the mortgage loan, the maturity date of the note payable may be accelerated by the lender should the Company be required to expand the hotel, under terms of the ground lease on the hotel property. The Company is under no such requirement as of December 31, 2012.